John Hancock Declaration Funds
                 Supplement to the Prospectus Dated May 1, 1999

John Hancock V.A. Large Cap Value Fund

On pages 22, the "Portfolio Manager" section for the John Hancock V.A. Large Cap Value Fund has been changed as follows:


         PORTFOLIO MANAGER

         Timothy E. Quinlisk, CFA
         ------------------------
         Senior vice  president of adviser
         Joined team in 1998
         Joined adviser in 1998
         Began business career in 1985




April 3, 2000